CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Statement) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024 [1]	Apr. 01, 2023 [1]
Current assets:
Cash and cash equivalents	¥ 8,584	¥ 10,837	¥ 7,697
Cash segregated as deposits	51,655	59,256	40,936
Crypto assets held	44,680	44,207	18,969
Customer accounts receivable	1,086	719	439
Other financial assets	62	37	668
Other current assets	1,035	377	610
Total current assets	107,102	115,433	69,319
Noncurrent assets:
Property and equipment	1,909	1,973	644
Intangible assets	2,401	788	601
Crypto asset held	43	0	43
Other financial assets	433	614	579
Deferred tax assets	386	353	739
Other non-current assets	0	28	53
Total non-current assets	5,172	3,756	2,659
Total assets	112,274	119,189	71,978
Current liabilities:
Deposits received	50,911	59,276	41,058
Crypto asset borrowings	44,479	44,020	18,756
Other financial liabilities	2,826	1,206	1,289
Provisions	0	120	0
Income taxes payable	799	486	1
Excise tax payable	303	0	0
Other current liabilities	536	360	80
Total current liabilities	99,854	105,468	61,184
Non-current liabilities:
Other financial liabilities	901	1,277	92
Warrant liability	410	0	0
Provisions	340	0	225
Total non-current liabilities	1,651	1,277	317
Total Liabilities	101,505	106,745	61,501
Equity:
Ordinary Shares	213	196	196
Capital surplus	13,317	668	668
Treasury Shares	(4)	0	0
Retained earnings (accumulated deficit)	(2,770)	11,580	9,613
Foreign currency translation adjustment	13	0	0
Total equity	10,769	12,444	10,477
Total liabilities and equity	¥ 112,274	¥ 119,189	¥ 71,978

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”